UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2011 – November 30, 2011

Item 1.  Schedule of Investments.

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF INVESTMENTS NOVEMBER 30, 2011 (Unaudited)

Shares	Security Description	Value
Common Stock - 47.6%
Communications - 1.5%
18,600	Vodafone Group PLC, ADR (a)(b)	$504,990

Consumer Discretionary - 3.1%
5,400	McDonald's Corp. (a)(b)	515,808
13,100	The Home Depot, Inc. (a)(b)	513,782
		1,029,590
Consumer Staples - 6.5%
17,100	Archer-Daniels-Midland Co. (a)(b)	515,052
6,000	Diageo PLC, ADR (a)(b)	513,660
9,500	PepsiCo, Inc. (a)(b)	608,000
6,400	Philip Morris International, Inc. (a)(b)	487,936
		2,124,648
Energy - 7.8%
5,300	Chevron Corp. (a)(b)	544,946
7,100	ConocoPhillips (a)(b)	506,372
7,500	Exxon Mobil Corp. (a)(b)	603,300
6,259	Kinder Morgan Management, LLC (a)(b)(c)	442,950
6,800	Royal Dutch Shell PLC, ADR (a)(b)	476,000
		2,573,568
Financials - 6.2%
27,900	Annaly Capital Management, Inc. REIT (a)(b)	448,353
14,300	JPMorgan Chase & Co. (a)(b)	442,871
10,000	T. Rowe Price Group, Inc. (a)(b)	567,600
8,400	The Chubb Corp. (a)(b)	566,496
		2,025,320
Health Care - 4.7%
9,900	Abbott Laboratories (a)(b)	540,045
9,000	Johnson & Johnson (a)(b)	582,480
12,000	Medtronic, Inc. (a)(b)	437,160
		1,559,685

Industrials - 7.2%
30,600	General Electric Co. (a)(b)	486,846
9,900	Honeywell International, Inc. (a)(b)	536,085
7,800	Norfolk Southern Corp. (a)(b)	589,212
8,200	The Boeing Co. (a)(b)	563,258
6,200	Waste Management, Inc. (a)(b)	194,060
		2,369,461
Information Technology - 5.6%
6,200	Analog Devices, Inc. (a)(b)	216,132
3,200	International Business Machines Corp. (a)(b)	601,600
19,300	Microsoft Corp. (a)(b)	493,694
9,500	QUALCOMM, Inc. (a)(b)	520,600
		1,832,026
Materials - 3.3%
7,000	BHP Billiton, Ltd., ADR (a)(b)	526,190
13,800	Nucor Corp. (a)(b)	544,134
		1,070,324
Utilities - 1.7%
9,800	NextEra Energy, Inc. (a)(b)	543,312
Total Common Stock (Cost $15,520,759)	15,632,924

Money Market Funds - 47.7%
15,681,554	Fidelity Institutional Cash Money Market Fund, 0.17% (d) (Cost $15,681,554)	15,681,554
Total Investments - 95.3% (Cost $31,202,313)*		$31,314,478
Total Written Options - (0.7)% (Premiums Received $(326,964))*		(235,880)
Other Assets & Liabilities, Net – 5.4%	1,782,931
Net Assets – 100.0%	$32,861,529

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN NOVEMBER 30, 2011 (Unaudited)

Contracts	Security Description	Strike Price	Exp. Date	Value
Written Options - (0.7)%
Call Options Written - (0.5)%
(61)	Abbott Laboratories	$55.00	12/11	$(3,233)
(19)	Abbott Laboratories	55.00	01/12	(1,938)
(14)	Analog Devices, Inc.	40.00	12/11	(14)
(17)	Analog Devices, Inc.	39.00	12/11	(85)
(4)	Analog Devices, Inc.	38.00	12/11	(20)
(89)	Annaly Capital Management, Inc. REIT	17.00	12/11	(267)
(33)	Annaly Capital Management, Inc. REIT	16.00	12/11	(759)
(58)	Annaly Capital Management, Inc. REIT	14.00	01/12	(812)
(33)	Archer-Daniels-Midland Co.	32.00	12/11	(561)
(85)	Archer-Daniels-Midland Co.	31.00	12/11	(3,145)
(9)	Archer-Daniels-Midland Co.	33.00	01/12	(279)
(34)	Archer-Daniels-Midland Co.	32.00	01/12	(1,972)
(18)	BHP Billiton, Ltd., ADR	90.00	12/11	(63)
(9)	BHP Billiton, Ltd., ADR	87.50	12/11	(63)
(9)	BHP Billiton, Ltd., ADR	85.00	12/11	(153)
(14)	BHP Billiton, Ltd., ADR	77.50	12/11	(2,324)
(7)	BHP Billiton, Ltd., ADR	85.00	01/12	(763)
(13)	BHP Billiton, Ltd., ADR	82.50	01/12	(2,353)
(20)	Chevron Corp.	115.00	12/11	(100)
(26)	Chevron Corp.	110.00	12/11	(676)
(7)	Chevron Corp.	110.00	01/12	(924)
(13)	ConocoPhillips	77.50	12/11	(13)
(15)	ConocoPhillips	75.00	12/11	(390)
(11)	ConocoPhillips	72.50	12/11	(1,078)
(16)	ConocoPhillips	70.00	12/11	(3,760)
(10)	Diageo PLC, ADR	90.00	12/11	(200)
(33)	Diageo PLC, ADR	85.00	12/11	(6,435)
(11)	Diageo PLC, ADR	90.00	01/12	(1,045)
(11)	Exxon Mobil Corp.	85.00	12/11	(165)
(19)	Exxon Mobil Corp.	80.00	12/11	(3,268)
(17)	Exxon Mobil Corp.	82.50	01/12	(2,652)
(47)	General Electric Co.	18.00	12/11	(94)
(76)	General Electric Co.	17.00	12/11	(304)
(70)	General Electric Co.	16.00	12/11	(2,310)
(37)	General Electric Co.	17.50	01/12	(481)
(89)	Honeywell International, Inc.	55.00	12/11	(9,078)
(16)	International Business Machines Corp.	195.00	12/11	(1,312)
(16)	International Business Machines Corp.	190.00	12/11	(3,808)
(33)	Johnson & Johnson	65.00	12/11	(2,475)
(17)	Johnson & Johnson	65.00	01/12	(2,431)
(28)	JPMorgan Chase & Co.	40.00	12/11	(56)
(52)	JPMorgan Chase & Co.	38.00	12/11	(260)
(14)	JPMorgan Chase & Co.	37.00	12/11	(70)
(17)	JPMorgan Chase & Co.	33.00	12/11	(799)
(16)	JPMorgan Chase & Co.	32.00	12/11	(1,280)
(16)	JPMorgan Chase & Co.	35.00	01/12	(960)
(20)	Kinder Morgan Management, LLC (e)	70.00	12/11	(20)
(41)	McDonald's Corp.	95.00	12/11	(6,601)
(13)	McDonald's Corp.	97.50	01/12	(1,976)
(45)	Medtronic, Inc.	37.00	12/11	(2,205)
(34)	Medtronic, Inc.	36.00	12/11	(3,774)
(15)	Medtronic, Inc.	38.00	01/12	(1,050)
(14)	Medtronic, Inc.	37.00	01/12	(1,554)
(17)	Microsoft Corp.	28.00	12/11	(17)
(26)	Microsoft Corp.	27.00	12/11	(104)
(94)	Microsoft Corp.	27.50	01/12	(2,444)
(74)	NextEra Energy, Inc.	55.00	12/11	(7,030)
(16)	NextEra Energy, Inc.	55.00	01/12	(2,640)
(17)	Norfolk Southern Corp.	77.50	12/11	(1,275)
(41)	Norfolk Southern Corp.	75.00	12/11	(7,790)
(7)	Norfolk Southern Corp.	80.00	01/12	(700)
(13)	Norfolk Southern Corp.	77.50	01/12	(2,470)
(32)	Nucor Corp.	42.00	12/11	(640)
(50)	Nucor Corp.	41.00	12/11	(2,250)
(16)	Nucor Corp.	40.00	12/11	(1,328)
(15)	Nucor Corp.	43.00	01/12	(705)
(18)	Nucor Corp.	42.00	01/12	(1,332)
(63)	PepsiCo, Inc.	65.00	12/11	(2,646)
(17)	PepsiCo, Inc.	67.50	01/12	(629)
(54)	Philip Morris International, Inc.	75.00	12/11	(10,800)
(10)	Philip Morris International, Inc.	72.50	12/11	(4,100)
(22)	QUALCOMM, Inc.	60.00	12/11	(154)
(21)	QUALCOMM, Inc.	57.50	12/11	(819)
(52)	QUALCOMM, Inc.	60.00	01/12	(3,380)
(39)	Royal Dutch Shell PLC, ADR	75.00	12/11	(487)
(8)	Royal Dutch Shell PLC, ADR	70.00	12/11	(1,200)
(16)	Royal Dutch Shell PLC, ADR	75.00	01/12	(1,200)
(33)	T. Rowe Price Group, Inc.	60.00	12/11	(1,815)
(30)	T. Rowe Price Group, Inc.	55.00	12/11	(7,800)
(33)	T. Rowe Price Group, Inc.	60.00	01/12	(4,950)
(8)	The Boeing Co.	72.50	12/11	(200)
(34)	The Boeing Co.	70.00	12/11	(3,264)
(14)	The Boeing Co.	75.00	01/12	(840)
(14)	The Boeing Co.	72.50	01/12	(1,820)
(14)	The Chubb Corp.	75.00	12/11	(14)
(17)	The Chubb Corp.	65.00	12/11	(3,570)
(41)	The Chubb Corp.	70.00	01/12	(3,813)
(35)	The Home Depot, Inc.	40.00	12/11	(1,680)
(13)	The Home Depot, Inc.	39.00	12/11	(1,209)
(27)	The Home Depot, Inc.	41.00	01/12	(1,647)
(18)	The Home Depot, Inc.	40.00	01/12	(1,980)
(141)	Vodafone Group PLC, ADR	29.00	12/11	(1,269)
(27)	Vodafone Group PLC, ADR	28.00	12/11	(405)
(8)	Waste Management, Inc.	36.00	12/11	(8)
Total Call Options Written (Premiums Received $(173,048))	(174,832)

Put Options Written - (0.2)%
(53)	Abbott Laboratories	50.00	12/11	(689)
(40)	Abbott Laboratories	47.50	01/12	(1,360)
(24)	Analog Devices, Inc.	31.00	12/11	(240)
(38)	Analog Devices, Inc.	30.00	12/11	(285)
(100)	Annaly Capital Management, Inc. REIT	15.00	12/11	(400)
(36)	Archer-Daniels-Midland Co.	26.00	12/11	(288)
(60)	Archer-Daniels-Midland Co.	25.00	12/11	(330)
(34)	Archer-Daniels-Midland Co.	24.00	12/11	(170)
(5)	Archer-Daniels-Midland Co.	26.00	01/12	(185)
(20)	Archer-Daniels-Midland Co.	25.00	01/12	(560)
(16)	Archer-Daniels-Midland Co.	24.00	01/12	(304)
(12)	BHP Billiton, Ltd., ADR	65.00	12/11	(624)
(33)	BHP Billiton, Ltd., ADR	60.00	12/11	(726)
(17)	BHP Billiton, Ltd., ADR	62.50	01/12	(2,346)
(8)	BHP Billiton, Ltd., ADR	57.50	01/12	(640)
(16)	Chevron Corp.	90.00	12/11	(320)
(37)	Chevron Corp.	87.50	12/11	(370)
(12)	ConocoPhillips	65.00	12/11	(288)
(32)	ConocoPhillips	62.50	12/11	(416)
(12)	ConocoPhillips	60.00	12/11	(84)
(12)	ConocoPhillips	57.50	01/12	(360)
(28)	Diageo PLC, ADR	80.00	12/11	(1,050)
(14)	Diageo PLC, ADR	75.00	12/11	(140)
(11)	Diageo PLC, ADR	75.00	01/12	(633)
(49)	Exxon Mobil Corp.	70.00	12/11	(539)
(16)	Exxon Mobil Corp.	62.50	01/12	(288)
(29)	General Electric Co.	15.00	12/11	(435)
(141)	General Electric Co.	14.00	12/11	(705)
(72)	General Electric Co.	12.50	01/12	(936)
(13)	Honeywell International, Inc.	47.00	12/11	(221)
(24)	Honeywell International, Inc.	46.00	12/11	(336)
(20)	Honeywell International, Inc.	44.00	12/11	(140)
(12)	Honeywell International, Inc.	42.00	12/11	(48)
(20)	Honeywell International, Inc.	39.00	01/12	(460)
(12)	International Business Machines Corp.	170.00	12/11	(444)
(5)	International Business Machines Corp.	165.00	12/11	(105)
(7)	International Business Machines Corp.	160.00	12/11	(84)
(8)	International Business Machines Corp.	155.00	01/12	(712)
(54)	Johnson & Johnson	60.00	12/11	(648)
(20)	Johnson & Johnson	62.50	01/12	(1,960)
(15)	Johnson & Johnson	57.50	01/12	(450)
(19)	JPMorgan Chase & Co.	28.00	12/11	(741)
(20)	JPMorgan Chase & Co.	27.00	12/11	(520)
(18)	JPMorgan Chase & Co.	26.00	12/11	(342)
(24)	JPMorgan Chase & Co.	25.00	12/11	(336)
(11)	JPMorgan Chase & Co.	23.00	12/11	(110)
(51)	JPMorgan Chase & Co.	22.50	01/12	(1,836)
(20)	Kinder Morgan Management, LLC	65.00	01/12	(1,200)
(18)	McDonald's Corp.	87.50	12/11	(216)
(14)	McDonald's Corp.	82.50	12/11	(70)
(16)	McDonald's Corp.	82.50	01/12	(576)
(16)	Medtronic, Inc.	34.00	12/11	(368)
(20)	Medtronic, Inc.	31.00	12/11	(160)
(16)	Medtronic, Inc.	30.00	12/11	(96)
(15)	Medtronic, Inc.	29.00	12/11	(60)
(20)	Medtronic, Inc.	33.00	01/12	(1,120)
(19)	Medtronic, Inc.	30.00	01/12	(456)
(106)	Microsoft Corp.	24.00	12/11	(1,060)
(87)	Microsoft Corp.	22.50	01/12	(1,827)
(62)	NextEra Energy, Inc.	50.00	12/11	(62)
(16)	NextEra Energy, Inc.	55.00	01/12	(2,400)
(20)	NextEra Energy, Inc.	50.00	01/12	(840)
(16)	Norfolk Southern Corp.	65.00	12/11	(240)
(24)	Norfolk Southern Corp.	62.50	12/11	(240)
(21)	Norfolk Southern Corp.	60.00	12/11	(21)
(20)	Norfolk Southern Corp.	57.50	01/12	(600)
(18)	Nucor Corp.	34.00	12/11	(234)
(40)	Nucor Corp.	33.00	12/11	(360)
(19)	Nucor Corp.	32.00	12/11	(114)
(16)	Nucor Corp.	31.00	12/11	(40)
(16)	Nucor Corp.	33.00	01/12	(752)
(22)	Nucor Corp.	29.00	01/12	(352)
(25)	PepsiCo, Inc.	62.50	12/11	(1,150)
(37)	PepsiCo, Inc.	57.50	12/11	(259)
(18)	PepsiCo, Inc.	55.00	01/12	(360)
(11)	Philip Morris International, Inc.	75.00	12/11	(1,001)
(10)	Philip Morris International, Inc.	70.00	12/11	(190)
(16)	Philip Morris International, Inc.	67.50	12/11	(192)
(27)	Philip Morris International, Inc.	62.50	12/11	(108)
(40)	QUALCOMM, Inc.	50.00	12/11	(1,280)
(11)	QUALCOMM, Inc.	45.00	12/11	(99)
(6)	QUALCOMM, Inc.	47.50	01/12	(426)
(38)	QUALCOMM, Inc.	45.00	01/12	(1,672)
(26)	Royal Dutch Shell PLC, ADR	65.00	12/11	(1,040)
(15)	Royal Dutch Shell PLC, ADR	60.00	12/11	(300)
(16)	Royal Dutch Shell PLC, ADR	60.00	01/12	(1,040)
(15)	Royal Dutch Shell PLC, ADR	55.00	01/12	(600)
(74)	T. Rowe Price Group, Inc.	45.00	12/11	(962)
(22)	T. Rowe Price Group, Inc.	40.00	01/12	(660)
(47)	The Boeing Co.	57.50	12/11	(517)
(20)	The Boeing Co.	60.00	01/12	(1,720)
(18)	The Boeing Co.	50.00	01/12	(378)
(17)	The Chubb Corp.	65.00	12/11	(1,275)
(29)	The Chubb Corp.	60.00	12/11	(493)
(38)	The Chubb Corp.	55.00	01/12	(1,330)
(24)	The Home Depot, Inc.	34.00	12/11	(168)
(19)	The Home Depot, Inc.	33.00	12/11	(76)
(17)	The Home Depot, Inc.	32.00	12/11	(102)
(44)	The Home Depot, Inc.	33.00	01/12	(1,320)
(24)	The Home Depot, Inc.	32.00	01/12	(648)
(80)	Vodafone Group PLC, ADR	26.00	12/11	(1,600)
(24)	Vodafone Group PLC, ADR	25.00	12/11	(180)
(22)	Vodafone Group PLC, ADR	25.00	12/11	(22)
(20)	Vodafone Group PLC, ADR	25.00	01/12	(600)
(24)	Vodafone Group PLC, ADR	24.00	01/12	(552)
(6)	Waste Management, Inc.	28.00	12/11	(60)
Total Put Options Written (Premiums Received $(153,916))	(61,048)
Total Written Options - (0.7)% (Premiums Received $(326,964))	$(235,880)

DIVIDEND PLUS+ INCOME FUND NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN NOVEMBER 30, 2011 (Unaudited)

ADR	American Depository Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Subject to call option written by the Fund.
(b)	Subject to put option written by the Fund.
(c)	Non-income producing security.
(d)	Variable rate security. Rate presented is as of November 30, 2011.
(e)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $(20) or (0.0)% of net assets.

*Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$710,211
Gross Unrealized Depreciation	(506,962)
Net Unrealized Appreciation	$203,249

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of November 30, 2011.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Communications	$504,990	$-	$-	$504,990
Consumer Discretionary	1,029,590	-	-	1,029,590
Consumer Staples	2,124,648	-	-	2,124,648
Energy	2,573,568	-	-	2,573,568
Financials	2,025,320	-	-	2,025,320
Health Care	1,559,685	-	-	1,559,685
Industrials	2,369,461	-	-	2,369,461
Information Technology	1,832,026	-	-	1,832,026
Materials	1,070,324	-	-	1,070,324
Utilities	543,312	-	-	543,312
Money Market Funds	-	15,681,554	-	15,681,554
Total Investments At Value	15,632,924	15,681,554	-	31,314,478
Total Assets	$15,632,924	$15,681,554	$-	$31,314,478

Liabilities
Other Financial Instruments**
Written Options	(235,860)	-	(20)	(235,880)
Total Liabilities	$(235,860)	$-	$(20)	$(235,880)

**	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are valued at their market value at period end.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

Written Options

Balance as of 08/31/11	$-
Transfers In	(20)
Balance as of 11/30/11	$(20)
Net change in unrealized appreciation/(depreciation) from investments held as of 11/30/11	$1,340

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	January 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	January 6, 2012

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	January 6, 2012